Note 7 - Commitments and Contingencies (Details Textual) - USD ($)		3 Months Ended		12 Months Ended
	Jul. 02, 2023	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Operating Lease, Payments		$ 102,000	$ 114,000	$ 443,000	$ 418,000
Finance Lease Payments		22,000	$ 21,000	72,000	56,000
Inventory, Net		7,445,000		7,303,000	8,115,000
SynCardia Medical, Beijing [Member] | Picard Medical [Member]
Payments to Acquire Interest in Subsidiaries and Affiliates	$ 2,850,000
Subsidiary, Ownership Percentage, Parent	60.00%
SynCardia Medical, Beijing [Member] | Non-controlling Owners [Member]
Payments to Acquire Interest in Subsidiaries and Affiliates	$ 2,850,000
Subsidiary, Ownership Percentage, Noncontrolling Owner	40.00%
Inventory, Net					$ 540,000
Tuscon, AZ Lease [Member]
Operating Lease, Monthly Payments		$ 34,000		$ 34,000
Operating Lease, Annual Rent Increase		2.50%		2.50%
Operating Lease, Weighted Average Discount Rate, Percent		12.00%		12.00%	12.00%
Operating Lease, Weighted Average Remaining Lease Term (Year)		9 months 29 days		1 year	1 year 11 months 12 days
Finance Leases for Office Equipment [Member]
Finance Lease, Weighted Average Discount Rate, Percent		5.82%		7.40%	6.80%
Finance Lease, Weighted Average Remaining Lease Term (Year)		1 year 1 month 13 days		1 year 3 months 18 days	2 years 3 months 3 days